Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis
The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2021 and September 30, 2021 within the fair value hierarchy.

	Billions of yen
	March 31, 2021
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2021
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,338	¥968	¥16	¥—	¥3,322
Private equity and debt investments (4)	—	—	58	—	58
Japanese government securities	1,637	—	—	—	1,637
Japanese agency and municipal securities	—	76	2	—	78
Foreign government, agency and municipal securities	2,838	1,987	12	—	4,837
Bank and corporate debt securities and loans for trading purposes	—	1,259	135	—	1,394
Commercial mortgage-backed securities (“CMBS”)	—	0	8	—	8
Residential mortgage-backed securities (“RMBS”)	—	2,387	6	—	2,393
Issued/Guaranteed by government sponsored entity	—	2,325	—	—	2,325
Other	—	62	6	—	68
Real estate-backed securities	—	0	106	—	106
Collateralized debt obligations (“CDOs”) and other (5)	—	36	23	—	59
Investment trust funds and other	573	29	0	—	602

Total trading assets and private equity and debt investments	7,386	6,742	366	—	14,494

Derivative assets (6)
Equity contracts	9	1,318	75	—	1,402
Interest rate contracts	29	9,577	26	—	9,632
Credit contracts	4	427	24	—	455
Foreign exchange contracts	0	4,479	37	—	4,516
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(14,786)	(14,786)

Total derivative assets	43	15,801	162	(14,786)	1,220

Subtotal	¥7,429	¥22,543	¥528	¥(14,786)	¥15,714

Loans and receivables (7)	—	878	104	—	982
Collateralized agreements (8)	—	349	18	—	367
Other assets
Non-trading debt securities	123	304	—	—	427
Other (2)(3)	353	173	185	—	711

Total	¥7,905	¥24,247	¥835	¥(14,786)	¥18,201

Liabilities:
Trading liabilities
Equities	¥2,341	¥20	¥0	¥—	¥2,361
Japanese government securities	1,039	—	—	—	1,039
Japanese agency and municipal securities	—	1	—	—	1
Foreign government, agency and municipal securities	2,912	1,172	1	—	4,085
Bank and corporate debt securities	—	230	5	—	235
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other (5)	—	0	1	—	1
Investment trust funds and other	243	13	0	—	256

Total trading liabilities	6,535	1,436	7	—	7,978

Derivative liabilities (6)
Equity contracts	1	2,112	116	—	2,229
Interest rate contracts	21	8,948	69	—	9,038
Credit contracts	3	458	62	—	523
Foreign exchange contracts	—	4,380	22	—	4,402
Commodity contracts	0	0	—	—	0
Netting	—	—	—	(14,697)	(14,697)

Total derivative liabilities	25	15,898	269	(14,697)	1,495

Subtotal	¥6,560	¥17,334	¥276	¥(14,697)	¥9,473

Short-term borrowings (9)	¥—	¥532	¥103	¥—	¥635
Payables and deposits (10)	—	49	1	—	50
Collateralized financing (8)	—	352	1	—	353
Long-term borrowings (9)(11)(12)	5	3,546	547	—	4,098
Other liabilities (13)	231	179	35	—	445

Total	¥6,796	¥21,992	¥963	¥(14,697)	¥15,054

	Billions of yen
	September 30, 2021
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of September 30, 2021
Assets:
Trading assets and private equity and debt investments (2)

Equities (3)	¥2,100	¥941	¥12	¥—	¥3,053
Private equity and debt investments (4)	23	—	47	—	70
Japanese government securities	2,110	—	—	—	2,110
Japanese agency and municipal securities	—	62	2	—	64
Foreign government, agency and municipal securities	4,206	1,819	10	—	6,035
Bank and corporate debt securities and loans for trading purposes	—	1,231	132	—	1,363
Commercial mortgage-backed securities (“CMBS”)	—	0	8	—	8
Residential mortgage-backed securities (“RMBS”)	—	2,032	7	—	2,039
Issued/Guaranteed by government sponsored entity	—	1,967	—	—	1,967
Other	—	65	7	—	72
Real estate-backed securities	—	0	123	—	123
Collateralized debt obligations (“CDOs”) and other (5)	—	28	23	—	51
Investment trust funds and other	277	21	0	—	298

Total trading assets and private equity and debt investments	8,716	6,134	364	—	15,214

Derivative assets (6)
Equity contracts	0	1,047	107	—	1,154
Interest rate contracts	25	8,247	25	—	8,297
Credit contracts	3	398	25	—	426
Foreign exchange contracts	1	3,587	30	—	3,618
Commodity contracts	3	0	—	—	3
Netting	—	—	—	(12,333)	(12,333)

Total derivative assets	32	13,279	187	(12,333)	1,165

Subtotal	¥8,748	¥19,413	¥551	¥(12,333)	¥16,379

Loans and receivables (7)	—	941	123	—	1,064
Collateralized agreements (8)	—	301	13	—	314
Other assets
Non-trading debt securities	122	322	—	—	444
Other (2)(3)	184	104	209	—	497

Total	¥9,054	¥21,081	¥896	¥(12,333)	¥18,698

Liabilities:
Trading liabilities
Equities	¥1,586	¥16	¥0	¥—	¥1,602
Japanese government securities	988	—	—	—	988
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	4,152	1,185	0	—	5,337
Bank and corporate debt securities	—	241	6	—	247
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other (5)	—	0	0	—	0
Investment trust funds and other	168	25	0	—	193

Total trading liabilities	6,894	1,467	6	—	8,367

Derivative liabilities (6)
Equity contracts	1	1,441	98	—	1,540
Interest rate contracts	20	7,611	53	—	7,684
Credit contracts	1	416	62	—	479
Foreign exchange contracts	—	3,550	20	—	3,570
Commodity contracts	0	0	—	—	0
Netting	—	—	—	(11,994)	(11,994)

Total derivative liabilities	22	13,018	233	(11,994)	1,279

Subtotal	¥6,916	¥14,485	¥239	¥(11,994)	¥9,646

Short-term borrowings (9)	—	597	86	—	683
Payables and deposits (10)	—	54	2	—	56
Collateralized financing (8)	—	475	—	—	475
Long-term borrowings (9)(11)(12)	11	3,847	511	—	4,369
Other liabilities (13)	70	117	24	—	211

Total	¥6,997	¥19,575	¥862	¥(11,994)	¥15,440

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)
Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2021 and September 30, 2021, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥24 billion and ¥32 billion, respectively. As of March 31, 2021 and September 30, 2021, the fair values of these investments which are included in
Other assets—Others
were ¥4 billion and ¥3 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)
Private equity and debt investments
are typically private
non-traded
financial instruments including ownership or other forms of junior capital (such as mezzanine loan). Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.

(5)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(6)
Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(7)	Includes loans for which the fair value option has been elected.
(8)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(9)	Includes structured notes for which the fair value option has been elected.
(10)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(11)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(12)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(13)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2021
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Assets:
Trading assets and private equity and debt investments
Equities	¥16	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	58	DCF	WACC Growth rates Credit spreads Liquidity discounts	6.3 – 11.5% 0.0 – 1.0% 7.6 – 8.8% 5.0 – 30.0%	8.4% 0.5% 8.1% 12.8%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	1.9 – 10.8 x 11.1 x 5.0 – 20.0%	6.5 x 11.1 x 12.2%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	12	DCF	Credit spreads Recovery rates	0.0 – 1.5% 9.2 – 9.3%	0.4% 9.2%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	135	DCF	Credit spreads Recovery rates	0.0 – 23.1% 0.0 – 100.0%	7.4% 73.3%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage backed securities (“CMBS”)	8	DCF	Yields Loss severities	4.2 – 10.6% 27.5 – 69.5%	5.0% 50.3%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	6	DCF	Yields Prepayment rates Loss severities	0.0 – 14.3% 6.4 – 15.0% 0.8 – 100.0%	1.4% 7.2% 5.8%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	106	DCF	Loss severities	0.0 – 18.6%	2.4%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	23	DCF	Yields Prepayment rates Default probabilities Loss severities	5.4 – 35.0% 20.0% 2.0% 77.0 – 100.0%	11.0% 20.0% 2.0% 88.1%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	March 31, 2021
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Derivatives, net:
Equity contracts	¥(41)	Option models	Dividend yield Volatilities Correlations	0.0 – 9.8% 4.0 – 102.0% (0.80) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(43)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 2.3% 9.6 – 13.1% 24.9 – 94.0 bp (1.00) – 0.98	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(38)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 20.8% 0.0 – 100.4% 41.9 – 65.0% 0.29 – 0.72	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	15	Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 2.1% 2.6 – 31.5% 16.2 – 25.5 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	104	DCF	Credit spreads Recovery rates	0.0 – 25.6% 26.4 – 100.0%	6.6% 95.8%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	18	DCF	Repo rate	2.8 – 5.8%	4.0%	Lower fair value	Not applicable

Other assets
Other (6)	185	DCF	WACC Growth rates Liquidity discounts	9.2% 2.0% 10.0%	9.2% 2.0% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	5.0 – 6.2 x 8.2 – 32.0 x 0.3 – 1.6 x 10.0 – 40.0%	5.4 x 13.8 x 0.9 x 30.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.
Liabilities:
Trading Liabilities
Bank and corporate debt securities	5	DCF	Recovery rates	3.4 – 3.5%	3.4%	Higher fair value	Not applicable

Short-term borrowings	103	DCF/ Option models	Volatilities Correlations	13.8 – 82.3% (0.69) – 0.96	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	547	DCF/ Option models	Volatilities Volatilities Correlations	9.5 – 82.3% 29.6 – 77.0 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	September 30, 2021
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Assets:
Trading assets and private equity and debt investments
Equities	¥12	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	47	DCF	WACC Growth rates Credit spreads Liquidity discounts	6.7 – 11.4% 0.0 – 0.3% 8.0 – 8.6% 5.0 – 30.0%	9.5% 0.1% 8.2% 16.2%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	0.4 – 11.0 x 11.6 x 5.0 – 20.0%	5.4 x 11.6 x 12.9%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	10	DCF	Credit spreads Recovery rates	0.0 – 1.6% 9.7 – 27.0%	0.6% 12.3%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	132	DCF	Credit spreads Recovery rates	0.4 – 183.0% 0.0 – 100.0%	6.7% 78.3%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage backed securities (“CMBS”)	8	DCF	Yields Loss severities	4.1 – 10.1% 28.3 – 73.0%	4.8% 41.4%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	7	DCF	Yields Prepayment rates Loss severities	0.0 – 23.3% 6.7 – 15.0% 0.0 – 99.9%	1.0% 7.0% 8.4%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	123	DCF	Loss severities	0.0 – 28.6%	1.0%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	23	DCF	Yields Prepayment rates Default probabilities Loss severities	5.4 – 37.4% 20.0% 2.0% 40.0 – 100.0%	11.9% 20.0% 2.0% 87.9%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	September 30, 2021
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Derivatives, net:
Equity contracts	¥9	Option models	Dividend yield Volatilities Correlations	0.0 – 15.6% 4.9 – 82.8% (0.80) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(28)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.2 – 2.2% 8.7 – 13.4% 25.2 – 75.1 bp (1.00) – 0.97	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(37)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 49.0% 0.0 – 106.3% 39.7 – 50.0% 0.29 – 0.90	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	10	Option models	Interest rates Volatilities Volatilities Correlations	0.2 – 2.1% 2.4 – 25.0% 11.7 – 21.3 bp (1.00) – 0.74	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	123	DCF	Credit spreads Recovery rates	0.0 – 22.7% 54.0 – 100.0%	7.7% 97.7%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	13	DCF	Repo rate	2.8 – 3.8%	3.2%	Lower fair value	Not applicable

Other assets
Other (6)	209	DCF	WACC Growth rates Liquidity discounts	8.8% 2.0% 10.0%	8.8% 2.0% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.4 – 6.2 x 8.1 – 30.8 x 0.2 – 1.5 x 25.0 – 40.0%	5.1 x 13.1 x 0.9 x 30.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading Liabilities
Bank and corporate debt securities	6	DCF	Recovery rates	4.3 – 97.0%	55.9%	Higher fair value	Not applicable

Short-term borrowings	86	DCF/ Option models	Volatilities Correlations	13.4 – 68.1% (0.74) – 0.94	— —	Higher fair value Higher fair value	No predictable interrelationship

Payables and deposits	2	DCF/ Option models	Volatilities Volatilities Correlations	8.7 – 10.6% 29.7 – 58.7 bp (1.00) – 0.97	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	511	DCF/ Option models	Volatilities Volatilities Correlations	8.7 – 68.1% 29.7 – 58.7 bp (1.00) – 0.97	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	24	DCF	Recovery rates	88.8%	88.8%	Higher fair value	Not applicable

(1)
Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(4)
The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(5)
Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(6)	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
For the six months ended September 30, 2020 and 2021, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

	Billions of yen
	Six months ended September 30, 2020
	Beginning balance as of six months ended September 30, 2020	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of six months ended September 30, 2020
Assets:
Trading assets and private equity and debt investments
Equities	¥14	¥2	¥—	¥22	¥(27)	¥—	¥0	¥0	¥(1)	¥10
Private equity and debt investments	31	3	—	17	(2)	—	0	—	—	49
Japanese agency and municipal securities	2	0	—	0	0	—	—	0	0	2
Foreign government, agency and municipal securities	8	0	—	11	(7)	—	0	3	(2)	13
Bank and corporate debt securities and loans for trading purposes	228	(1)	—	25	(115)	—	(3)	19	(24)	129
Commercial mortgage-backed securities (“CMBS”)	1	0	—	1	0	—	—	—	0	2
Residential mortgage-backed securities (“RMBS”)	62	0	—	10	(29)	—	(1)	—	(22)	20
Real estate-backed securities	94	(5)	—	41	(66)	—	(2)	—	0	62
Collateralized debt obligations (“CDOs”) and other	32	(2)	—	36	(48)	—	0	0	(7)	11
Investment trust funds and other	0	0	—	—	—	—	0	—	—	0

Total trading assets and private equity and debt investments	472	(3)	—	163	(294)	—	(6)	22	(56)	298

Derivatives, net (3)
Equity contracts	19	(28)	—	—	—	(15)	0	13	(8)	(19)
Interest rate contracts	(54)	(4)	—	—	—	1	0	(4)	3	(58)
Credit contracts	(1)	(10)	—	—	—	(2)	0	(3)	1	(15)
Foreign exchange contracts	7	2	—	—	—	(9)	0	(3)	3	0

Total derivatives, net	(29)	(40)	—	—	—	(25)	0	3	(1)	(92)

Subtotal	¥443	¥(43)	¥—	¥163	¥(294)	¥(25)	¥(6)	¥25	¥(57)	¥206

Loans and receivables	96	3	—	25	(36)	—	(2)	9	(7)	88
Collateralized agreements	15	0	—	—	—	—	0	3	—	18
Other assets
Other	168	21	—	0	(36)	—	(3)	—	0	150

Total	¥722	¥(19)	¥—	¥188	¥(366)	¥(25)	¥(11)	¥37	¥(64)	¥462

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥0	¥0
Foreign government, agency and municipal securities	0	0	—	0	0	—	0	—	—	0
Bank and corporate debt securities	1	0	—	2	(1)	—	0	1	(1)	2
Collateralized debt obligations (“CDOs”) and other	1	0	—	6	(4)	—	0	—	—	3
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥2	¥0	¥—	¥8	¥(5)	¥—	¥0	¥1	¥(1)	¥5

Short-term borrowings	29	(2)	0	84	(46)	—	(1)	11	(5)	74
Payables and deposits	1	0	0	—	0	—	—	—	—	1
Long-term borrowings	409	(21)	2	136	(124)	—	0	36	(17)	459
Other liabilities	0	(9)	—	4	0	—	0	1	(1)	13

Total	¥441	¥(32)	¥2	¥232	¥(175)	¥—	¥(1)	¥49	¥(24)	¥552

	Billions of yen
	Six months ended September 30, 2021
	Beginning balance as of six months ended September 30, 2021	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of six months ended September 30, 2021
Assets:
Trading assets and private equity and debt investments
Equities	¥16	¥0	¥—	¥1	¥(6)	¥—	¥0	¥2	¥(1)	¥12
Private equity and debt investments	58	2	—	3	(3)	—	0	—	(13)	47
Japanese agency and municipal securities	2	0	—	0	0	—	—	—	—	2
Foreign government, agency and municipal securities	12	0	—	6	(9)	—	0	2	(1)	10
Bank and corporate debt securities and loans for trading purposes	135	2	—	32	(45)	—	1	22	(15)	132
Commercial mortgage-backed securities (“CMBS”)	8	0	—	0	0	—	0	—	0	8
Residential mortgage-backed securities (“RMBS”)	6	0	—	3	(2)	—	0	—	—	7
Real estate-backed securities	106	3	—	195	(182)	—	1	—	—	123
Collateralized debt obligations (“CDOs”) and other	23	(1)	—	36	(35)	—	0	—	—	23
Investment trust funds and other	0	0	—	16	(16)	—	0	0	—	0

Total trading assets and private equity and debt investments	366	6	—	292	(298)	—	2	26	(30)	364

Derivatives, net (3)
Equity contracts	(41)	20	—	—	—	1	(1)	(2)	32	9
Interest rate contracts	(43)	(3)	—	—	—	11	(1)	6	2	(28)
Credit contracts	(38)	(1)	—	—	—	3	0	(2)	1	(37)
Foreign exchange contracts	15	(3)	—	—	—	(1)	0	0	(1)	10

Total derivatives, net	(107)	13	—	—	—	14	(2)	2	34	(46)

Subtotal	¥259	¥19	¥—	¥292	¥(298)	¥14	¥0	¥28	¥4	¥318

Loans and receivables	104	2	—	14	(18)	—	2	27	(8)	123
Collateralized agreements	18	0	—	—	(5)	—	0	—	—	13
Other assets
Other	185	23	—	0	0	—	2	0	(1)	209

Total	¥566	¥44	¥—	¥306	¥(321)	¥14	¥4	¥55	¥(5)	¥663

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥—	¥0	¥0
Foreign government, agency and municipal securities	1	0	—		(1)	—	0	—	—	0
Bank and corporate debt securities	5	0	—	3	(1)	—	0	3	(4)	6
Collateralized debt obligations (“CDOs”) and other	1	0	—	0	(1)	—	0	0	—	0
Investment trust funds and other	0	0	—	0	0	—	0	—	—	0

Total trading liabilities	¥7	¥0	¥—	¥3	¥(3)	¥—	¥0	¥3	¥(4)	¥6

Short-term borrowings	103	(7)	0	92	(89)	—	0	8	(35)	86
Payables and deposits	1	0	0	0	—	—	—	1	0	2
Collateralized financing	1	—	0	—	—	—	—	—	(1)	—
Long-term borrowings	547	(9)	2	289	(256)	—	0	23	(99)	511
Other liabilities	35	(4)	—	0	(15)	—	0	0	0	24

Total	¥694	¥(20)	¥2	¥384	¥(363)	¥—	¥0	¥35	¥(139)	¥629

	Billions of yen
	Three months ended September 30, 2020
	Beginning balance as of three months ended September 30, 2020	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of three months ended September 30, 2020
Assets:
Trading assets and private equity and debt investments
Equities	¥11	¥2	¥—	¥22	¥(24)	¥—	¥0	¥0	¥(1)	¥10
Private equity and debt investments	37	1	—	11	—	—	0	—	—	49
Japanese agency and municipal securities	2	0	—	0	0	—	—	—	0	2
Foreign government, agency and municipal securities	10	0	—	5	(4)	—	0	2	0	13
Bank and corporate debt securities and loans for trading purposes	207	2	—	14	(86)	—	(3)	4	(9)	129
Commercial mortgage-backed securities (“CMBS”)	1	1	—	—	0	—	—	—	—	2
Residential mortgage-backed securities (“RMBS”)	21	0	—	—	(1)	—	0	—	—	20
Real estate-backed securities	82	0	—	25	(44)	—	(1)	—	—	62
Collateralized debt obligations (“CDOs”) and other	11	1	—	23	(24)	—	0	0	—	11
Investment trust funds and other	0	0	—	—	—	—	0	—	—	0
Total trading assets and private equity and debt investments	382	7	—	100	(183)	—	(4)	6	(10)	298

Derivatives, net (3)
Equity contracts	(16)	(6)	—	—	—	(8)	0	5	6	(19)
Interest rate contracts	(66)	2	—	—	—	4	0	(2)	4	(58)
Credit contracts	(8)	(4)	—	—	—	(4)	0	—	1	(15)
Foreign exchange contracts	0	0	—	—	—	(2)	0	0	2	0

Total derivatives, net	(90)	(8)	—	—	—	(10)	0	3	13	(92)

Subtotal	¥292	¥(1)	¥—	¥100	¥(183)	¥(10)	¥(4)	¥9	¥3	¥206

Loans and receivables	98	2	—	8	(15)	—	(1)	2	(6)	88
Collateralized agreements	19	(1)	—	—	—	—	0	—	—	18
Other assets
Other	147	6	—	0	0	—	(3)	—	—	150

Total	¥556	¥6	¥—	¥108	¥(198)	¥(10)	¥(8)	¥11	¥(3)	¥462

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥(1)	¥0	¥—	¥0	¥—	¥0	¥0
Foreign government, agency and municipal securities	0	0	—	0	—	—	0	—	—	0
Bank and corporate debt securities	2	0	—	1	0	—	0	0	(1)	2
Collateralized debt obligations (“CDOs”) and other	1	0	—	5	(3)	—	0	—	—	3
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥4	¥0	¥—	¥5	¥(3)	¥—	¥0	¥0	¥(1)	¥5

Short-term borrowings	30	0	0	59	(21)	—	0	8	(2)	74
Payables and deposits	1	0	0	—	0	—	—	—	—	1
Long-term borrowings	447	(4)	(2)	61	(60)	—	0	16	(11)	459
Other liabilities	5	(5)	—	3	—	—	0	1	(1)	13

Total	¥487	¥(9)	¥(2)	¥128	¥(84)	¥—	¥0	¥25	¥(15)	¥552

	Billions of yen
	Three months ended September 30, 2021
	Beginning balance as of three months ended September 30, 2021	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of three months ended September 30, 2021
Assets:
Trading assets and private equity and debt investments
Equities	¥11	¥0	¥—	¥1	¥(1)	¥—	¥0	¥1	¥0	¥12
Private equity and debt investments	45	(1)	—	4	(1)	—	0	—	—	47
Japanese agency and municipal securities	2	0	—	0	0	—	—	—	—	2
Foreign government, agency and municipal securities	13	0	—	1	(5)	—	0	1	0	10
Bank and corporate debt securities and loans for trading purposes	131	1	—	18	(27)	—	1	12	(4)	132
Commercial mortgage-backed securities (“CMBS”)	8	0	—	—	0	—	0	—	0	8
Residential mortgage-backed securities (“RMBS”)	7	1	—	1	(2)	—	0	—	—	7
Real estate-backed securities	158	0	—	84	(121)	—	2	—	—	123
Collateralized debt obligations (“CDOs”) and other	21	0	—	15	(13)	—	0	—	—	23
Investment trust funds and other	1	0	—	15	(16)	—	0	—	—	0

Total trading assets and private equity and debt investments	397	1	—	139	(186)	—	3	14	(4)	364

Derivatives, net (3)
Equity contracts	(39)	21	—	—	—	3	(1)	6	19	9
Interest rate contracts	(41)	(1)	—	—	—	9	0	5	0	(28)
Credit contracts	(31)	(5)	—	—	—	1	0	(2)	0	(37)
Foreign exchange contracts	9	4	—	—	—	(2)	0	0	(1)	10

Total derivatives, net	(102)	19	—	—	—	11	(1)	9	18	(46)

Subtotal	¥295	¥20	¥—	¥139	¥(186)	¥11	¥2	¥23	¥14	¥318

Loans and receivables	111	3	—	8	(11)	—	1	18	(7)	123
Collateralized agreements	16	0	—	—	(3)	—	0	—	—	13
Other assets
Other	202	5	—	—	—	—	2	0	—	209

Total	¥624	¥28	¥—	¥147	¥(200)	¥11	¥5	¥41	¥7	¥663

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥—	¥0	¥—	¥0	¥—	¥—	¥0
Foreign government, agency and municipal securities	0	0	—	—	0	—	0	—	—	0
Bank and corporate debt securities	2	0	—	2	(1)	—	0	4	(1)	6
Collateralized debt obligations (“CDOs”) and other	0	0	—	0	0	—	0	—	—	0
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥2	¥0	¥—	¥2	¥(1)	¥—	¥0	¥4	¥(1)	¥6

Short-term borrowings	94	2	0	49	(48)	—	0	3	(10)	86
Payables and deposits	2	0	0	0	—	—	—	0	0	2
Long-term borrowings	508	5	0	129	(110)	—	0	7	(18)	511
Other liabilities	33	(2)	—	0	(11)	—	0	—	0	24

Total	¥639	¥5	¥0	¥180	¥(170)	¥—	¥0	¥14	¥(29)	¥629

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain on investments in equity securities, Revenue—Other
and
Non-interest
expenses—Other,
Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)
Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(4)
Amounts of gains and losses on these transfers which were recognized in the period when the
Transfers into Level
 3
occurred were not significant for the six and three months ended September 30, 2020 and 2021.

(5)
Transfers into Level
 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level
 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See
Quantitative and qualitative information regarding significant unobservable inputs above for the valuation inputs of each financial instruments.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2020	2021

	Unrealized gains / (losses) (1)

Assets:
Trading assets and private equity and debt investments
Equities	¥1	¥0
Private equity and debt investments	2	2
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	1
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	(2)	2
Collateralized debt obligations (“CDOs”) and other	(3)	(2)
Investment trust funds and other	—	0

Total trading assets and private equity and debt investments	(2)	3

Derivatives, net (2)
Equity contracts	(38)	24
Interest rate contracts	(10)	(9)
Credit contracts	12	2
Foreign exchange contracts	(15)	(1)

Total derivatives, net	(51)	16

Subtotal	¥(53)	¥19

Loans and receivables	1	1
Collateralized agreements	0	0
Other assets
Other	21	23

Total	¥(31)	¥43

Liabilities:
Trading liabilities
Equities	¥0	¥—
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	2	3
Payables and deposits (3)	0	0
Long-term borrowings (3)	(15)	4
Other liabilities	(7)	(1)

Total	¥(20)	¥6

	Billions of yen
	Three months ended September 30
	2020	2021

	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥0	¥1
Private equity and debt investments	1	1
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	1	0
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	0	(1)
Collateralized debt obligations (“CDOs”) and other	0	(2)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	2	(1)

Derivatives, net (2)
Equity contracts	(12)	25
Interest rate contracts	2	(4)
Credit contracts	(4)	(3)
Foreign exchange contracts	0	5

Total derivatives, net	(14)	23

Subtotal	¥(12)	¥22

Loans and receivables	2	2
Collateralized agreements	0	—
Other assets
Other	6	5

Total	¥(4)	¥29

Liabilities:
Trading liabilities
Foreign government, agency and municipal securities	¥0	¥—
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	1	5
Payables and deposits (3)	0	0
Long-term borrowings (3)	(3)	8
Other liabilities	(4)	0

Total	¥(6)	¥13

(1)
Includes gains and losses reported within
Net gain on trading, Gain (loss) on private equity and debt investments, and also within
Gain on investments in equity securities, Revenue—Other
and
Non-interest
expenses—Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)
Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(3)
Includes changes in unrealized gains and losses in
Other comprehensive income
(loss)
for recurring Level 3 fair value measurements held at the end of the reporting period. They were ¥2 billion and ¥2 billion for the six months ended September 30, 2020 and 2021, respectively and ¥(2) billion and ¥0 billion for the three months ended September 30, 2020 and 2021, respectively.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2021
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥2	¥—	Monthly	Same day-30 days
Venture capital funds	4	2	—	—
Private equity funds	18	21	—	—
Real estate funds	4	1	—	—

Total	¥28	¥24

	Billions of yen
	September 30, 2021
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥11	¥—	Monthly	Same day-30 days
Venture capital funds	4	4	—	—
Private equity funds	17	21	—	—
Real estate funds	3	1	—	—

Total	¥35	¥26

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option
The following table presents gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the six and three months ended September 30, 2020 and 2021.

	Billions of yen
	Six months ended September 30
	2020	2021

	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥1	¥0
Private equity and debt investments	0	1
Loans and receivables	4	8
Collateralized agreements (3)	2	0
Other assets (2)	24	16

Total	¥31	¥25

Liabilities:
Short-term borrowings (4)	¥(27)	¥21
Payables and deposits	1	3
Collateralized financing (3)	(1)	6
Long-term borrowings (4)(5)	(190)	(25)
Other liabilities (6)	(4)	(10)

Total	¥(221)	¥(5)

	Billions of yen
	Three months ended September 30
	2020	2021
	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥1	¥—
Private equity and debt investments	0	1
Loans and receivables	2	4
Collateralized agreements (3)	3	0
Other assets (2)	4	5

Total	¥10	¥10

Liabilities:
Short-term borrowings (4)	¥19	¥33
Payables and deposits	0	0
Collateralized financing (3)	(2)	8
Long-term borrowings (4)(5)	(36)	30
Other liabilities (6)	(5)	(6)

Total	¥(24)	¥65

(1)	Includes gains and losses reported primarily within Net gain on trading and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of yen
	Six months ended September 30
	2020	2021
Changes recognized as a credit (debit) to other comprehensive income	¥(53)	¥6
Credit (debit) amounts reclassified to earnings	(11)	1
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	27	(5)

	Billions of yen
	Three months ended September 30
	2020	2021
Changes recognized as a credit (debit) to other comprehensive income	¥(54)	¥1
Credit (debit) amounts reclassified to earnings	(2)	0

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2021
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥1,715	¥1,888	¥2,329	¥620	¥6,552

	Billions of yen
	September 30, 2021
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,174	¥2,685	¥2,696	¥654	¥8,209

(1)
Other than above, there were ¥299 billion and ¥301 billion of government, agency and municipal securities reported within
Other
assets—Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2021 and September 30 2021, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument
(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.